Note 17 - Segmented Information (Details Textual)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Number of operating segments	1
Juanicipio [member]
Statement Line Items [Line Items]
Equity method investment, ownership percentage	44.00%	44.00%